Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000119766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.00%
C000119766 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000119766 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119766 [Member] | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000119766 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000119766 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000119766 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119766 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119766 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000119766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000119766 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000119766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	113.00%
C000119766 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000032073 [Member] | Lundin Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032073 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000032073 [Member] | Evolution Mining Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032073 [Member] | Dundee Precious Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | New Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | Endeavour Mining plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032073 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032073 [Member] | SPDR Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032073 [Member] | Intermediate Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000032073 [Member] | Major Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000032073 [Member] | Other Natural Resources Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032073 [Member] | Junior Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000032073 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000032073 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.00%